Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments [Abstract]
Summary of the company future minimum lease obligations
2017	1,125,865
2018	521,376
2019	436,176
2020	351,265
2021	155,128
Thereafter	465,383
Total	$3,055,193